Investment in Anjo of Skylake, Inc. (Tables)	6 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Assets and liabilities deconsolidated

Current assets
Accounts receivable	$10,076
Non-current assets
Property and equipment	883,086
Current liabilities
Accounts payable and accrued liabilities	(16,450)
Non-current liabilities
Long-term debt	(732,758)
Net assets deconsolidated at July 1, 2014	143,954
Net recoveries during the three months ended September 30, 2014	(8,745)
Loss on debt settlement	(60,209)
Carrying value of Investment in Anjo SkyLake, Inc. at December 31, 2014	$75,000